Expense Example, No Redemption - MainGate MLP Fund - MainGate MLP Fund Class C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 248
Expense Example, No Redemption, 3 Years	764
Expense Example, No Redemption, 5 Years	1,306
Expense Example, No Redemption, 10 Years	$ 2,786	[1]

[1]	Class C shares automatically convert into Class A shares eight years after the purchase date. The 10-Year Expense Examples for Class C shares do not reflect the conversion to Class A shares after eight years.